Property and Equipment	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 4. Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. Property and equipment as of April 3, 2022 and January 2, 2022, consisted of the following (in thousands):

	April 3, 2022	January 2, 2022
Process equipment	$6,636	$6,636
Office equipment	917	918
Furniture and fixtures	678	639
Leasehold improvements	1,878	1,878
Construction in progress	77,899	71,133

Total property and equipment	88,008	81,204
Less: Accumulated depreciation	(4,906)	(4,591)

Property and equipment, net	$83,102	$76,613

Depreciation and amortization expenses related to property and equipment for the quarters ended April 3, 2022 and March 31, 2021 were $0.3 million and $0.1 million, respectively.

Note 5. Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. Property and equipment as of January 2, 2022 and December 31, 2020, consisted of the following (in thousands):

	January 2, 2022	December 31, 2020
Process equipment	$6,636	$4,085
Office equipment	918	369
Furniture and fixtures	639	65
Leasehold improvements	1,878	921
Construction in progress	71,133	29,568

Total property and equipment	81,204	35,008
Less: Accumulated depreciation	(4,591)	(3,718)

Property and equipment, net	$76,613	$31,290

Depreciation and amortization expenses related to property and equipment for fiscal years 2021 and 2020 were $1.0 million and $0.6 million, respectively.